Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Deferred Revenue
Beginning balance	$ 3,036	$ 2,452
Acquisitions	1,234	553
Operations	241	31
Ending balance	$ 4,511	$ 3,036